NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE (Tables)	12 Months Ended
Mar. 31, 2025
Net Profitloss Per Class Ordinary Share
SCHEDULE OF BASIC AND DILUTED NET PROFIT LOSS PER SHARE

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Net profit/(loss) attributable to ordinary shareholders	$(482,783)	$7,088,874	$6,425,533

Weighted average Class A Ordinary Shares outstanding
– Basic	28,660,000	28,660,000	28,660,000
Weighted average Class A Ordinary Shares outstanding
– Diluted	29,660,000	29,660,000	29,660,000

Weighted average Class B Ordinary Shares outstanding – Basic and diluted	1,000,000	1,000,000	1,000,000

Net (loss)/profit per Class A Ordinary Share – Basic	$(0.02)	$0.25	$0.22

Net (loss)/profit per Class A Ordinary Share – Diluted	$(0.02)	$0.24	$0.22